Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Other Liabilities

	As at 31 December 2022 RMB million	As at 31 December 2021 RMB million
Payable to the third-party holders of consolidated structured entities	73,845	67,862
Interest payable to policyholders	19,959	17,866
Salary and welfare payable	11,735	12,884
Brokerage and commission payable	4,664	5,352
Payable to constructors	2,606	2,497
Agency deposits	1,298	1,467
Interest payable of debt instruments	1,241	1,528
Tax payable	704	720
Stock appreciation rights (Note 31)	340	291
Others	24,730	23,592

Total	141,122	134,059

Current	141,122	134,059
Non-current	—	—

Total	141,122	134,059